Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 6.8	$ (17.5)	$ 15.0
State and local	5.0	1.1	3.5
Foreign	33.8	26.5	4.9
Total current	45.6	10.1	23.4
Deferred:
Federal	71.3	70.1	34.2
State and local	9.5	11.8	0.9
Foreign	(3.2)	1.4	12.1
Total deferred	77.6	83.8	47.2
Income taxes relating to continuing operations	123.2	93.4	70.6
Reconciliation of income taxes from continuing operations at federal statutory rate
Federal statutory income tax rate (as a percent)	35.00%	35.00%	35.00%
Income taxes relating to continuing operations at federal statutory rate of 35%	130.4	100.7	85.8
State and local income taxes, net of federal taxes	8.5	7.0	1.7
Foreign	(15.7)	(12.2)	(0.9)
Uncertain tax positions	(0.2)	(1.4)	(16.1)
Other	0.2	(0.7)	0.1
Income taxes relating to continuing operations	123.2	93.4	70.6
Net uncertain tax position provision adjustment			16.0
Deferred Tax Assets
Accrued liabilities	61.8	51.2
Net operating loss carryforwards	13.7	14.1
Interest rate swap	3.1	5.7
Other	12.4	3.4
Total deferred tax assets	91.0	74.4
Valuation allowance	(14.6)	(14.6)
Net deferred tax assets	76.4	59.8
Deferred Tax Liabilities
Depreciation and amortization	(175.9)	(136.5)
Partnership investments	(219.0)	(178.6)
Convertible notes	(12.5)	(12.5)
Other	(1.3)	(0.5)
Total deferred tax liabilities	(408.7)	(328.1)
Net deferred tax liabilities	(332.3)	(268.3)
Income from continuing operations before income taxes of foreign subsidiaries	134.7	117.0	98.4
Amount of total temporary difference related to the excess of financial reporting basis over tax basis in the foreign subsidiaries on which U.S. federal income taxes are not provided	$ 664.3